ACCRUED EXPENSES - COMPONENTS OF ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Vessel operating and drydocking expenses	$ 5,003	$ 13,443
Administrative expenses	11,460	6,054
Interest expense	36,870	11,627
Accrued expenses	$ 53,333	$ 31,124